UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, NY	10005
(Address of principal executive offices)	(Zip code)

Hoyt M. Peters

AST Fund Solutions, LLC 48 Wall Street New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2018 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.47%
CLOSED-END FUNDS - 21.96%

CORE - 5.96%
Adams Diversified Equity Fund, Inc.	654,545	$9,674,175
Advent/Claymore Enhanced Growth & Income Fund	63,978	506,706
General American Investors Company, Inc.	312,710	10,466,404
Royce Micro-Cap Trust, Inc.	221,429	2,072,575
Royce Value Trust	166,010	2,583,116
Source Capital, Inc.	38,753	1,546,051
Sprott Focus Trust, Inc.	43,121	335,912
Tri-Continental Corporation	251,161	6,608,053
		33,792,992
DEVELOPED MARKET - 1.01%
Aberdeen Japan Equity Fund, Inc.	9,986	91,472
Aberdeen Singapore Fund, Inc.	8,890	117,881
European Equity Fund, Inc. (The)	3,022	29,192
Japan Smaller Capitalization Fund, Inc.	165,821	2,037,940
Morgan Stanley Asia-Pacific Fund, Inc.	110,110	2,005,103
New Germany Fund, Inc. (The)	33,636	656,911
New Ireland Fund, Inc. (The)	64,689	779,502
		5,718,001
EMERGING MARKETS - 5.35%
Aberdeen Chile Fund, Inc.*	34,587	312,494
Central Europe, Russia and Turkey Fund, Inc. (The )	39,003	997,697
China Fund, Inc. (The)	4,226	93,564
India Fund, Inc. (The)	198,655	4,892,873
Latin American Discovery Fund, Inc. (The)	50,134	618,654
Mexico Equity & Income Fund Inc.	20,863	228,658
Mexico Fund, Inc. (The)	218,420	3,540,588
Morgan Stanley China A Share Fund, Inc.	249,053	6,201,420
Morgan Stanley Emerging Markets Fund, Inc.	78,946	1,425,765
Morgan Stanley India Investment Fund, Inc.	20,500	622,790
Taiwan Fund, Inc. (The) *	27,099	576,125
Templeton Dragon Fund, Inc.	369,258	8,212,298
Templeton Emerging Markets Fund	160,256	2,608,980
		30,331,906
GLOBAL - 0.92%
Clough Global Dividend and Income Fund	4,149	51,747
Clough Global Opportunities Fund	38,200	408,740
Gabelli Global Small and Mid Cap Value Trust (The)	83,322	996,531
GDL Fund (The)	200,974	1,873,078
Royce Global Value Trust, Inc.	158,158	1,734,993
Voya Infrastructure, Industrials and Materials Fund	10,800	164,052
		5,229,141
GLOBAL INCOME - 0.47%
BrandywineGLOBAL — Global Income Opportunities Fund Inc.	206,252	2,658,588

INCOME & PREFERRED STOCK - 0.12%
Eagle Growth and Income Opportunities Fund	34,770	521,898
LMP Capital and Income Fund Inc.	9,941	125,455
		647,353

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2018 (UNAUDITED)

Description	No. of Shares	Value
NATURAL RESOURCES - 1.33%
Adams Natural Resources Fund, Inc.	369,159	$6,733,460
BlackRock Resources & Commodities Strategy Trust	91,500	812,520
		7,545,980
OPTION ARBITRAGE/OPTIONS STRATEGIES - 1.03%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	449,050	5,702,935
Voya Asia Pacific High Dividend Equity Income Fund	11,174	119,897
		5,822,832
PACIFIC EX JAPAN - 0.27%
Aberdeen Greater China Fund, Inc.	15,121	199,748
Korea Fund, Inc. (The)	32,772	1,337,753
		1,537,501
REAL ESTATE - 2.31%
Alpine Global Premier Properties Fund	291,431	1,818,529
CBRE Clarion Global Real Estate Income Fund	905,857	6,621,815
Cohen & Steers Preferred Securities and Income Fund, Inc.	136,615	2,553,334
RMR Real Estate Income Fund	125,575	2,093,334
		13,087,012
SECTOR EQUITY - 0.88%
Gabelli Healthcare & WellnessRx Trust	266,349	2,530,316
Nuveen Real Asset Income and Growth Fund	151,400	2,455,708
		4,986,024
UTILITY - 1.82%
Cohen & Steers Infrastructure Fund, Inc.	328,866	7,041,021
Gabelli Global Utility & Income Trust (The)	36,135	672,104
Macquarie Global Infrastructure Total Return Fund Inc.	116,303	2,581,927
		10,295,052
VALUE - 0.49%
John Hancock Tax-Advantaged Dividend Income Fund	128,779	2,791,929

TOTAL CLOSED-END FUNDS		124,444,311

CONSUMER DISCRETIONARY - 10.52%
Amazon.com, Inc. *	12,500	18,091,750
Booking Holdings Inc. *	1,500	3,120,585
Carnival Corporation	15,000	983,700
Comcast Corporation - Class A	175,000	5,979,750
Ford Motor Company	97,000	1,074,760
General Motors Company	39,000	1,417,260
Home Depot, Inc. (The)	56,600	10,088,384
Lowe's Companies, Inc.	30,000	2,632,500
Marriott International, Inc. - Class A	10,000	1,359,800
McDonald's Corporation	28,700	4,488,106
Netflix, Inc. *	16,000	4,725,600
Newell Brands Inc.	19,000	484,120
Royal Caribbean Cruises Ltd.	6,000	706,440
Starbucks Corporation	52,000	3,010,280
TJX Companies, Inc. (The)	18,000	1,468,080
		59,631,115
CONSUMER STAPLES - 5.25%
Altria Group, Inc.	55,000	3,427,600

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2018 (UNAUDITED)

Description	No. of Shares	Value
British American Tobacco p.l.c. - ADR	14,202	$819,313
Constellation Brands, Inc.	7,000	1,595,440
Costco Wholesale Corporation	15,000	2,826,450
CVS Health Corporation	39,000	2,426,190
Estée Lauder Companies Inc. (The) - Class A	14,000	2,096,080
Kroger Company (The)	25,000	598,500
Mondelez International, Inc.	45,000	1,877,850
PepsiCo, Inc.	50,000	5,457,500
Philip Morris International Inc.	10,000	994,000
Procter & Gamble Company (The)	40,055	3,175,560
Sysco Corporation	17,500	1,049,300
Tyson Foods, Inc.	15,000	1,097,850
Walgreens Boots Alliance, Inc.	35,000	2,291,450
		29,733,083
ENERGY - 3.12%
Chevron Corporation	55,000	6,272,200
Concho Resources Inc. *	2,500	375,825
ConocoPhillips	31,000	1,837,990
EOG Resources, Inc.	16,600	1,747,482
Exxon Mobil Corporation	64,636	4,822,492
Occidental Petroleum Corporation	14,400	935,424
Phillips 66	12,000	1,151,040
Pioneer Natural Resources Company	3,000	515,340
		17,657,793
EXCHANGE-TRADED FUNDS - 1.63%
iShares Core S&P 500 ETF	20,000	5,307,400
SPDR S&P 500 ETF	15,000	3,947,250
		9,254,650
FINANCIALS - 11.75%
Allstate Corporation (The)	14,000	1,327,200
American Express Company	32,000	2,984,960
Ameriprise Financial, Inc.	7,000	1,035,580
Aon plc	9,000	1,262,970
Bank of America Corporation	263,300	7,896,367
Bank of New York Mellon Corporation (The)	38,500	1,983,905
BlackRock, Inc. - Class A	7,000	3,792,040
Brighthouse Financial, Inc. *	2	103
Charles Schwab Corporation (The)	24,000	1,253,280
Citigroup Inc.	97,000	6,547,500
CME Group Inc.	13,000	2,102,620
Goldman Sachs Group, Inc. (The)	11,000	2,770,460
Intercontinental Exchange, Inc.	20,000	1,450,400
JPMorgan Chase & Co.	131,000	14,406,070
Marsh & McLennan Companies, Inc.	18,000	1,486,620
Moody's Corporation	8,000	1,290,400
Morgan Stanley	54,000	2,913,840
PNC Financial Services Group, Inc. (The)	18,000	2,722,320
Progressive Corporation	20,000	1,218,600
Prudential Financial, Inc.	15,000	1,553,250
S&P Global Inc.	9,000	1,719,540
State Street Corporation	8,000	797,840
T. Rowe Price Group, Inc.	10,000	1,079,700

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2018 (UNAUDITED)

Description	No. of Shares	Value
U.S. Bancorp	60,000	$3,030,000
		66,625,565
HEALTH CARE - 11.62%
Abbott Laboratories	57,000	3,415,440
AbbVie Inc.	72,000	6,814,800
Aetna Inc.	13,000	2,197,000
Allergan plc	4,400	740,476
Amgen Inc.	26,000	4,432,480
Baxter International Inc.	17,000	1,105,680
Becton, Dickinson and Company	6,000	1,300,200
Boston Scientific Corporation *	49,000	1,338,680
Celgene Corporation *	28,000	2,497,880
Cigna Corporation	9,000	1,509,660
Edwards Lifesciences Corporation *	8,000	1,116,160
Eli Lilly and Company	18,000	1,392,660
Express Scripts Holding Company *	22,000	1,519,760
Gilead Sciences, Inc.	36,000	2,714,040
HCA Healthcare, Inc. *	8,000	776,000
Humana Inc.	5,000	1,344,150
Intuitive Surgical, Inc. *	3,000	1,238,490
Johnson & Johnson	90,700	11,623,205
McKesson Corporation	6,000	845,220
Medtronic Plc	28,000	2,246,160
Regeneron Pharmaceuticals, Inc. *	3,000	1,033,080
Thermo Fisher Scientific Inc.	14,000	2,890,440
UnitedHealth Group Incorporated	42,000	8,988,000
Vertex Pharmaceuticals Incorporated *	9,000	1,466,820
Zimmer Biomet Holdings, Inc.	3,000	327,120
Zoetis Inc.	12,000	1,002,120
		65,875,721
INDUSTRIALS - 7.93%
3M Company	17,000	3,731,840
Boeing Company (The)	21,000	6,885,480
Caterpillar Inc.	20,000	2,947,600
CSX Corporation	32,000	1,782,720
Cummins Inc.	7,000	1,134,630
Danaher Corporation	17,000	1,664,470
Deere & Company	10,000	1,553,200
Delta Air Lines, Inc	26,000	1,425,060
FedEx Corporation	9,000	2,160,990
Honeywell International Inc.	24,000	3,468,240
Illinois Tool Works Inc.	11,900	1,864,254
Ingersoll-Rand Plc	7,000	598,570
Lockheed Martin Corporation	6,000	2,027,580
Norfolk Southern Corporation	8,000	1,086,240
Raytheon Company	8,000	1,726,560
Republic Services, Inc.	7,000	463,610
Roper Technologies, Inc.	5,000	1,403,450
Southwest Airlines Co.	21,500	1,231,520
Stanley Black & Decker, Inc.	4,000	612,800
United Parcel Service, Inc. - Class B	19,000	1,988,540
Union Pacific Corporation	30,000	4,032,900

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2018 (UNAUDITED)

Description	No. of Shares	Value
Waste Management, Inc.	14,000	$1,177,680
		44,967,934
INFORMATION TECHNOLOGY - 21.30%
Accenture plc - Class A	15,000	2,302,500
Adobe Systems Incorporated *	17,000	3,673,360
Alphabet Inc. - Class C *	17,005	17,545,589
Analog Devices, Inc.	13,000	1,184,690
Apple Inc.	115,000	19,294,700
Applied Materials, Inc.	43,000	2,391,230
Broadcom Limited	16,000	3,770,400
Facebook, Inc. - Class A *	85,500	13,662,045
Fidelity National Information Services, Inc.	15,000	1,444,500
Fiserv, Inc. *	20,000	1,426,200
Intel Corporation	198,500	10,337,880
Intuit Inc.	9,000	1,560,150
Lam Research Corporation	6,000	1,218,960
Mastercard Incorporated	34,000	5,955,440
Microsoft Corporation	186,000	16,976,220
Oracle Corporation	87,272	3,992,694
PayPal Holdings, Inc. *	20,000	1,517,400
Salesforce.com, Inc. *	23,000	2,674,900
TE Connectivity Ltd.	13,000	1,298,700
Visa, Inc. - Class A	71,000	8,493,020
		120,720,578
MATERIALS - 1.71%
Air Products and Chemicals, Inc.	7,000	1,113,210
DowDuPont Inc.	61,294	3,905,041
Ecolab Inc.	8,000	1,096,560
Monsanto Company	12,000	1,400,280
Praxair, Inc.	7,000	1,010,100
Sherwin-Williams Company (The)	3,000	1,176,360
		9,701,551
REAL ESTATE - 0.65%
American Tower Corporation	17,000	2,470,780
Prologis, Inc.	19,000	1,196,810
		3,667,590
TELECOMMUNICATION SERVICES - 1.10%
AT&T, Inc.	107,568	3,834,799
Verizon Communications Inc.	50,000	2,391,000
		6,225,799
UTILITIES - 0.93%
American Electric Power Company, Inc.	14,200	973,978
DTE Energy Company	7,000	730,800
Edison International	9,800	623,868
NextEra Energy, Inc.	18,000	2,939,940
		5,268,586
TOTAL EQUITY SECURITIES (cost - $514,656,230)		563,774,276

SHORT-TERM INVESTMENT - 0.67%
MONEY MARKET FUND - 0.67%
Fidelity Institutional Money Market Government Portfolio - Class I, 1.49%^ (cost - $3,820,019)	3,820,019	3,820,019

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2018 (UNAUDITED)

Description	No. of Shares	Value
TOTAL INVESTMENTS - 100.14% (cost - $541,476,249)		$567,594,295

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.14)%		(808,366)

NET ASSETS - 100.00%		$566,785,929

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2018:

Cost of portfolio investments	$514,897,675
Gross unrealized appreciation	$68,179,111
Gross unrealized depreciation	(15,482,491)
Net unrealized appreciation	$52,696,620

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$563,774,276	$-
Short-Term Investments	3,820,019	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$567,594,295	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of March 31, 2018, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2018.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the other amendments and rules is April 2019 for larger fund groups and April 2020 for smaller fund groups. Management is currently evaluating the impacts to the financial statement disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2018, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on February 15, 2018 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 18, 2018

By (Signature and Title)*		/s/ Alan M. Mandel
Alan M. Mandel, Treasurer (Principal Financial Officer)

Date	May 18, 2018

*	Print the name and title of each signing officer under his or her signature.